Schedule of Equipment (Details) - USD ($)	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Property, Plant and Equipment [Line Items]
Equipment, at cost	$ 76,085	$ 70,437	$ 846,885
Accumulated depreciation and finance lease amortization	(46,010)	(26,512)	(119,943)
Equipment, net	30,075	43,925	726,942
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Equipment, at cost	40,313	35,911	258,049
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Equipment, at cost	$ 35,772	34,526	249,070
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Equipment, at cost			221,787
Finance Lease Asset [Member]
Property, Plant and Equipment [Line Items]
Equipment, at cost			$ 117,979